Operating Segments - Schedule of Revenue, Results, Assets, Liabilities and Other Information by Business Segment (Details) - MYR (RM)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
IoT [Member]
Assets
Segment assets	RM 176,820,095	RM 177,364,056
Current tax asset	17,710	17,710
Total assets	176,837,805	177,381,766
Liabilities
Segment liabilities	35,243,702	9,335,738
Deferred tax liabilities and current tax liabilities	6,868,568	6,471,342
Total liabilities	42,112,270	15,807,080
Additions to non-current assets:
Property, plant and equipment
Revenue
Total revenue	150,400,000	197,320,000
Inter-segment revenue
Revenue from external parties	150,400,000	197,320,000
Results
(Loss)/profit before interest, depreciation, impairment and tax	(816,281)	3,861,297
- property, plant and equipment	(10,588,918)	(28,308,000)
- right-of-use assets	(62,745)	(124,572)
Amortisation of intangible asset	(3,936,886)	(18,931,458)
Impairment loss on deposits		(4,000,000)
Impairment loss on intangible assets		(8,044,989)
Impairment loss on goodwill		(7,734,427)
Impairment loss on property, plant and equipment		(6,962,010)
Reversal of impairment of trade receivable		94,000
Waiver of debts		(306,900)
Finance income, net	70,576	20,487
(Loss)/profit before tax	(15,334,254)	(70,436,572)
Tax expense	(399,085)	748,648
(Loss)/profit for the financial period	(15,733,339)	(69,687,924)
Investment holding and others [Member]
Assets
Segment assets	39,868,177	29,047,553
Current tax asset	20,056	14,234
Total assets	39,888,233	29,061,787
Liabilities
Segment liabilities	182,845	429,286
Deferred tax liabilities and current tax liabilities	1,474	14
Total liabilities	184,319	429,300
Additions to non-current assets:
Property, plant and equipment
Revenue
Total revenue
Inter-segment revenue
Revenue from external parties
Results
(Loss)/profit before interest, depreciation, impairment and tax	675,179	(2,861,372)
- property, plant and equipment
- right-of-use assets
Amortisation of intangible asset
Impairment loss on deposits
Impairment loss on intangible assets
Impairment loss on goodwill
Impairment loss on property, plant and equipment
Reversal of impairment of trade receivable
Waiver of debts		260,865
Finance income, net	384,514	932,707
(Loss)/profit before tax	1,059,693	(1,667,800)
Tax expense	(4,185)	(14,095)
(Loss)/profit for the financial period	1,055,508	(1,681,895)
Business Segment [Member]
Assets
Segment assets	216,688,272	206,411,609
Current tax asset	37,766	31,944
Total assets	216,726,038	206,443,553
Liabilities
Segment liabilities	35,426,547	9,765,024
Deferred tax liabilities and current tax liabilities	6,870,042	6,471,356
Total liabilities	42,296,589	16,236,380
Additions to non-current assets:
Property, plant and equipment
Revenue
Total revenue	150,400,000	197,320,000
Inter-segment revenue
Revenue from external parties	150,400,000	197,320,000
Results
(Loss)/profit before interest, depreciation, impairment and tax	(141,102)	999,925
- property, plant and equipment	(10,588,918)	(28,308,000)
- right-of-use assets	(62,745)	(124,572)
Amortisation of intangible asset	(3,936,886)	(18,931,458)
Impairment loss on deposits		(4,000,000)
Impairment loss on intangible assets		(8,044,989)
Impairment loss on goodwill		(7,734,427)
Impairment loss on property, plant and equipment		(6,962,010)
Reversal of impairment of trade receivable		94,000
Waiver of debts		(46,035)
Finance income, net	455,090	953,194
(Loss)/profit before tax	(14,274,561)	(72,104,372)
Tax expense	(403,270)	734,553
(Loss)/profit for the financial period	RM (14,677,831)	RM (71,369,819)